SCHEDULE OF ASSETS ACQUISITION (Details) (Parenthetical)	Sep. 14, 2021 $ / shares shares
Number of shares issued | shares	4,900,000
Share price | $ / shares	$ 0.70
Trio LLC [Member]
Number of shares issued | shares	4,900,000
Share price | $ / shares	$ 0.70